Research and Development Expenditures Recognized as Expenses - Summary of Research and Development Expenditures Recognized as Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 499,775	₩ 526,602	₩ 486,888
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	110,315	108,352	125,795
Cost of sales [member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 389,460	₩ 418,250	₩ 361,093